Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009
Consolidated Balance Sheets
Preferred stock, no par value
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Series A junior participating, shares designated	300,000	300,000	300,000	300,000
Series A junior participating, shares issued	0	0	0	0
Common stock, par value	$ 1	$ 1	$ 1	$ 1
Common stock, shares authorized	650,000,000	650,000,000	650,000,000	650,000,000
Common stock, shares issued	146,033,000	146,033,000	191,033,000	191,033,000
Treasury stock, shares	46,254,000	40,260,000	65,645,000	65,806,000